Deposits and Other Current Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deposits and Other Current Assets (Details) [Line Items]
Received tooling, machinery and equipment					$ 0	$ 0
Palantir Technologies Inc. [Member]
Deposits and Other Current Assets (Details) [Line Items]
Amortization expense related to the Palantir hosting arrangement and other prepaid software subscriptions	$ 2,792	$ 0	$ 5,662	$ 0	4,597	$ 745
Vendor Trust [Member] | Convertible Debt [Member]
Deposits and Other Current Assets (Details) [Line Items]
Deposits for tooling and equipment					$ 8,380